Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information
30.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2012	2013	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash	7,301	195,038	32,218
Amounts due from subsidiaries	411,919	386,909	63,913

Total current assets	419,220	581,947	96,131

Non-current assets:
Investment in subsidiaries	1,945,280	2,063,610	340,886

Total assets	2,364,500	2,645,557	437,017

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	205,593	390,464	64,500
Accrued expenses and other liabilities	4,453	6,421	1,061
Amounts due to subsidiaries	122,868	126,679	20,926

Total current liabilities	332,914	523,564	86,487

Total liabilities	332,914	523,564	86,487

Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2012 and 2013; outstanding shares—135,487,408 and 134,836,300 as of December 31, 2012 and 2013, respectively)	105	105	17
Treasury stock (6,866,124 and 7,517,232 as of December 31, 2012 and 2013, respectively)	(5)	(5)	(1)
Additional paid-in capital	2,517,496	2,520,338	416,330
Accumulated other comprehensive loss	(16,955)	(15,283)	(2,522)
Accumulated deficit	(469,055)	(383,162)	(63,294)

Total shareholders’ equity	2,031,586	2,121,993	350,530

Total liabilities and shareholders’ equity	2,364,500	2,645,557	437,017

Condensed statements of comprehensive income

	For the Years Ended December 31
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(30,561)	(19,879)	(24,028)	(3,969)
Selling expenses	(2,298)	(2,296)	(2,231)	(369)

Operating loss	(32,859)	(22,175)	(26,259)	(4,338)
Equity in (loss) profit of subsidiaries	(184,276)	152,691	110,749	18,294
Interest income	2,132	307	1	1
Exchange gain	—	8	1,402	233

Net income	(215,003)	130,831	85,893	14,190

Net income attributable to ordinary shareholders	(215,003)	130,831	85,893	14,190

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(2,760)	640	1,672	276

Total other comprehensive income	(2,760)	640	1,672	276

Comprehensive income	(217,763)	131,471	87,565	14,466

Condensed statements of cash flows

	For the Years Ended December 31
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net cash used in operating activities	(8,418)	(11,493)	(17,599)	(2,907)
Net cash provided (used in) by investing activities	8,108	(153,651)	20,827	3,441
Net cash provided (used in) by financing activities	879	163,177	187,455	30,965
Exchange rate effect on cash	266	399	(2,946)	(487)

Net increase (decrease) in cash	835	(1,568)	187,737	31,012
Cash at beginning of the year	8,034	8,869	7,301	1,206

Cash at end of the year	8,869	7,301	195,038	32,218

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries profit or loss as “Equity in profit or loss of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.